Financial Risk Management and Fair Values of Financial Instruments - Schedule of Financial Instruments (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unlisted Equity Instruments and Debt Instruments [Member]
Schedule of Financial Instruments [Line Items]
Beginning balance	$ 42,521	$ 37,775	$ 60,959
Additions	4,426	2,776	4,400
Transfer from Level 3 to Level 1	(500)
Derecognition of derivative liabilities on conversion
Disposals			(31,111)
Net fair value changes recognized in profit or loss	(3,038)	1,970	3,527
Ending balance	43,409	42,521	37,775
Derivative Assets [Member]
Schedule of Financial Instruments [Line Items]
Beginning balance
Additions	35,400
Transfer from Level 3 to Level 1
Derecognition of derivative liabilities on conversion
Disposals
Net fair value changes recognized in profit or loss	(3,543)
Ending balance	31,857
Derivative Liabilities [Member]
Schedule of Financial Instruments [Line Items]
Beginning balance	763,939
Additions	403,509	351,609
Transfer from Level 3 to Level 1
Derecognition of derivative liabilities on conversion	(221,502)	(85,837)
Disposals
Net fair value changes recognized in profit or loss	(444,861)	498,167
Ending balance	$ 501,085	$ 763,939